                            Prudential Mutual Funds
                       Supplement dated September 1, 1998

    The following information should be added to the cover page of the Prospectus.

    An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The following information should be added under the heading "Shareholder Guide--Shareholder Services".

SHAREHOLDER GUIDE

Shareholder Services

    The PruTector Program-Optional Group Term Life Insurance. Prudential makes available optional group term life insurance coverage to purchasers of shares of certain Prudential Mutual Funds which are held in an eligible brokerage account. This insurance protects the value of your mutual fund investment for your beneficiaries against market downturns. The insurance benefit is based on the difference at the time of the insured's death between the 'protected value' and the then current market value of the shares. This coverage is not available in all states and is subject to various restrictions and limitations. For more complete information about this program, including charges and expenses, please contact your Prudential representative.

    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

         Name of Fund                                                Prospectus Date
         -------------------------------------------------------     -------------------
         Cash Accumulation Trust
           National Money Market Fund                                December 22, 1997
           Liquid Assets Fund                                        December 22, 1997
         Global Utility Fund, Inc.                                   December 2, 1997
         Nicholas-Applegate Fund, Inc.                               March 4, 1998
         Prudential 20/20 Focus Fund                                 May 22, 1998
         Prudential Balanced Fund                                    November 25, 1997
         Prudential California Municipal Fund                        October 30, 1997
         Prudential Developing Markets Fund                          June 26, 1998
         Prudential Distressed Securities Fund, Inc.                 January 29, 1998
         Prudential Diversified Bond Fund, Inc.                      March 4, 1998
         Prudential Index Series Fund                                January 23, 1998
         Prudential Emerging Growth Fund, Inc.                       December 30, 1997
         Prudential Equity Fund, Inc.                                February 27, 1998
         Prudential Equity Income Fund                               December 30, 1997
         Prudential Europe Growth Fund, Inc.                         July 1, 1998
         Prudential Global Genesis Fund, Inc.                        July 31, 1998
         Prudential Global Limited Maturity Fund, Inc.               December 30, 1997
         Prudential Government Income Fund, Inc.                     April 30, 1998
         Prudential Government Securities Trust                      February 2, 1998

         Name of Fund                                                Prospectus Date
         -------------------------------------------------------     -------------------
         Prudential High Yield Fund, Inc.                            March 3, 1998
         Prudential High Yield Total Return Fund, Inc.               March 16, 1998
         Prudential Institutional Liquidity Portfolio, Inc.          June 1, 1998
         Prudential Intermediate Global Income Fund, Inc.            March 4, 1998
         Prudential International Bond Fund, Inc.                    March 4, 1998
         The Prudential Investment Portfolios Fund, Inc.
           Prudential Active Balanced Fund                           August 6, 1998
           Prudential Jennison Growth Fund                           August 6, 1998
           Prudential Jennison Growth & Income Fund
         Prudential MoneyMart Assets, Inc.                           February 27, 1998
         Prudential Mortgage Income Fund, Inc.                       March 3, 1998
         Prudential Municipal Bond Fund                              July 1, 1998
         Prudential Municipal Series Fund                            October 30, 1997
         Prudential National Municipals Fund, Inc.                   March 4, 1998
         Prudential Natural Resources Fund, Inc.                     July 31, 1998
         Prudential Pacific Growth Fund, Inc.                        December 31, 1997
         Prudential Real Estate Securities Fund                      March 20, 1998
         Prudential Small Cap Quantum Fund, Inc.                     June 26, 1998
         Prudential Structured Maturity Fund, Inc.                   March 4, 1998
         Prudential Tax-Free Money Fund, Inc.                        February 27, 1998
         Prudential Utility Fund, Inc.                               March 3, 1998
         Prudential World Fund, Inc.                                 January 7, 1998
         The Global Total Return Fund, Inc.                          March 4, 1998
         The Target Portfolio Trust                                  May 1, 1998

MF980C-5